Consolidated Statement of Cash Flows	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net profit/(loss) before income tax for the year	RM (5,650,449)	$ (1,262,529)	RM 9,793,147	RM 5,191,239
Adjustments to reconcile net profit/(loss) to net cash (used in)/provided by operating activities:
Extinguishment of right-of-use asset and lease liabilities	(3,189)	(713)	(4,692)
Allowance for expected credit losses on trade receivables	552,876	123,534		27,549
Impairment loss on contract asset	2,372,132	530,026	296,776
Depreciation of plant and equipment	581,489	129,927	204,739	321,257
Amortization of right-of-use assets	190,487	42,562	118,444	94,382
Plant and equipment written off	32,779	7,324
Imputed interest of lease liabilities	24,391	5,450	9,066	10,633
Interest income	(102,605)	(22,926)	(47,255)
Finance cost	2,042,206	456,308	1,492,507	318,703
Unrealized foreign exchange (gains)/losses	(79,344)	(17,729)	3,375	(123,733)
Operating profit/(loss) before changes in working capital	(39,227)	(8,766)	11,866,107	5,840,030
Changes in operating assets and liabilities:
Contract assets	16,073,326	3,591,403	(33,005,996)	(15,543,055)
Trade receivables	(5,924,090)	(1,323,671)	(11,922,137)	(3,342,902)
Inventories	(1,185,472)	(264,880)	(275,996)	(963,151)
Other receivables and prepayment	(8,586,750)	(1,918,612)	(2,675,098)	(1,547,919)
Contract liabilities			(806,058)	600,058
Trade payables	(11,022,059)	(2,462,755)	19,827,253	13,428,639
Other payables and accrued liabilities	6,527,265	1,458,443	1,046,105	200,967
Cash flows used in operations	(4,157,007)	(928,838)	(15,945,820)	(1,327,333)
Income tax paid	(1,970,670)	(440,324)	(1,238,519)	(1,200,000)
Net cash used in operating activities	(6,127,677)	(1,369,162)	(17,184,339)	(2,527,333)
Investing activities
Interest income	102,605	22,926	47,255
Purchase of plant and equipment	(1,262,620)	(282,118)	(1,455,262)	(161,867)
Deposit pledged with licensed banks	(4,218,720)	(942,625)	(2,878,752)	(775,793)
Net cash used in investing activities	(5,378,735)	(1,201,817)	(4,286,759)	(937,660)
Financing activities
Proceeds from issuance of shares	7,355,973	1,643,609
Interest paid	(2,042,206)	(456,308)	(1,492,507)	(318,703)
Repayment of lease liabilities	(205,000)	(45,805)	(126,000)	(102,000)
Amount due from/(to) related parties	194,818	43,530	(2,749,137)	5,563,408
Proceeds from bank borrowings	8,615,141	1,924,957	20,327,604	4,381,512
Net cash provided by financing activities	13,918,726	3,109,983	15,959,960	9,524,217
Net increase/(decrease) in cash and cash equivalents	2,412,314	539,004	(5,511,138)	6,059,224
Effect of exchange rate changes	205,192	45,848	787	106,930
Cash and cash equivalents at beginning of year	1,945,602	434,723	7,455,953	1,289,799
Cash and cash equivalents at end of year	RM 4,563,108	$ 1,019,575	RM 1,945,602	RM 7,455,953